UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
						[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice President and CCO
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	 November 12, 2008

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:0



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	104

Form 13F Information Table Value Total:	$308,665,000
List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 COM              88579Y101     3317    48551 SH       SOLE                    48551
AFLAC Inc.                     COM              001055102      479     8155 SH       SOLE                     8155
ARM Holdings PLC - ADR         COM              042068106      216    41477 SH       SOLE                    41477
Abbott Laboratories            COM              002824100      400     6950 SH       SOLE                     6950
Accenture Ltd Cl A             COM              G1150G111     6626   174366 SH       SOLE                   174366
Adobe Systems Inc              COM              00724F101     5698   144363 SH       SOLE                   144363
Allergan Inc.                  COM              018490102     5804   112692 SH       SOLE                   112692
American Apparel Inc.          COM              023850100      158    19276 SH       SOLE                    19276
American Tower Corp.           COM              029912201      273     7602 SH       SOLE                     7602
Amgen Inc.                     COM              031162100     3684    62159 SH       SOLE                    62159
Anheuser-Busch                 COM              035229103      584     9000 SH       SOLE                     9000
Apache Corp                    COM              037411105      282     2700 SH       SOLE                     2700
Apartment Investment & Managem COM              03748R101      378    10797 SH       SOLE                    10797
Apple Computer                 COM              037833100     4232    37230 SH       SOLE                    37230
Autodesk Inc                   COM              052769106     5984   178369 SH       SOLE                   178369
Bank of America Corp           COM              060505104     6507   185922 SH       SOLE                   185922
Bank of New York Mellon Corp   COM              064058100      551    16912 SH       SOLE                    16912
Berkshire Hathaway Class B     COM              084670207     7854     1787 SH       SOLE                     1787
Black & Decker Corp            COM              091797100      275     4519 SH       SOLE                     4519
Blackstone Group               COM              09253u108     5780   376788 SH       SOLE                   376788
Boeing                         COM              097023105      536     9339 SH       SOLE                     9339
Campbell Soup Co.              COM              134429109     7389   191416 SH       SOLE                   191416
Caterpillar                    COM              149123101     5169    86734 SH       SOLE                    86734
Celgene Corp                   COM              151020104     6517   102982 SH       SOLE                   102982
Cerner Corp                    COM              156782104     6425   143933 SH       SOLE                   143933
Chevron Corp                   COM              166764100     7008    84964 SH       SOLE                    84964
Chubb Corp                     COM              171232101      247     4500 SH       SOLE                     4500
Cisco Systems Inc              COM              17275R102     6024   267004 SH       SOLE                   267004
Coca Cola Co.                  COM              191216100      747    14130 SH       SOLE                    14130
Comcast Corp Class A           COM              20030N101     6364   324215 SH       SOLE                   324215
ConocoPhillips                 COM              20825C104     6971    95165 SH       SOLE                    95165
Cooper Industries Ltd          COM              G24182100     5942   148737 SH       SOLE                   148737
Costco Wholesale               COM              22160K105      327     5035 SH       SOLE                     5035
Danaher Corp                   COM              235851102      208     3000 SH       SOLE                     3000
EMC Corporation                COM              268648102     5207   435387 SH       SOLE                   435387
Emerson Electric               COM              291011104      343     8400 SH       SOLE                     8400
Equitable Resources            COM              294549100     4956   135115 SH       SOLE                   135115
Expedia, Inc.                  COM              30212P105      213    14072 SH       SOLE                    14072
Exxon Mobil Corp               COM              30231G102      693     8925 SH       SOLE                     8925
GSI Commerce Inc               COM              36238g102      213    13749 SH       SOLE                    13749
General Electric               COM              369604103     8024   314657 SH       SOLE                   314657
Genzyme Corp                   COM              372917104     3274    40472 SH       SOLE                    40472
Goldman Sachs                  COM              38141G104     5039    39366 SH       SOLE                    39366
Google Inc                     COM              38259P508     5590    13956 SH       SOLE                    13956
Gorman-Rupp                    COM              383082104      373     9885 SH       SOLE                     9885
IShares Russell 1000 Growth    COM              464287614     1459    30046 SH       SOLE                    30046
ITT Industries Inc             COM              450911102     6035   108531 SH       SOLE                   108531
Intel Corp                     COM              458140100     5622   300173 SH       SOLE                   300173
Johnson & Johnson              COM              478160104      447     6452 SH       SOLE                     6452
Las Vegas Sands Corp           COM              517834107     3924   108663 SH       SOLE                   108663
LifePoint Hospitals, Inc       COM              53219l109      223     6948 SH       SOLE                     6948
Loews Corp                     COM              540424108      292     7400 SH       SOLE                     7400
Medtronic Inc                  COM              585055106     6072   121206 SH       SOLE                   121206
Merck & Co.                    COM              589331107      346    10948 SH       SOLE                    10948
Microsoft                      COM              594918104     7264   272158 SH       SOLE                   272158
Morgan Stanley                 COM              617446448     4033   175338 SH       SOLE                   175338
NII Holdings Inc               COM              62913f201      265     6980 SH       SOLE                     6980
National Oilwell Varco Inc     COM              637071101     6252   124473 SH       SOLE                   124473
Newfield Exploration Company   COM              651290108     4954   154875 SH       SOLE                   154875
Nike Inc Class B               COM              654106103     3972    59367 SH       SOLE                    59367
OfficeMax Inc                  COM              67622p101      241    27062 SH       SOLE                    27062
Oracle Sys Corp.               COM              68389X105      298    14693 SH       SOLE                    14693
PNC Financial                  COM              693475105     6859    91824 SH       SOLE                    91824
Paccar Inc                     COM              693718108      711    18612 SH       SOLE                    18612
Peabody Energy                 COM              704549104     4303    95626 SH       SOLE                    95626
PepsiCo Inc.                   COM              713448108     7656   107428 SH       SOLE                   107428
Philip Morris International In COM              718172109      378     7850 SH       SOLE                     7850
Pier 1 Imports Inc             COM              720279108      128    31053 SH       SOLE                    31053
Pinnacle Entertainment Inc     COM              723456109       95    12555 SH       SOLE                    12555
Powershares Wilderhill Clean E COM              73935X500      178    12000 SH       SOLE                    12000
Procter & Gamble               COM              742718109     8004   114852 SH       SOLE                   114852
Qualcomm Inc                   COM              747525103     5606   130452 SH       SOLE                   130452
Rockwell Automation            COM              773903109     4026   107807 SH       SOLE                   107807
S&P 500 Depository Receipt     COM              78462F103     2132    18380 SH       SOLE                    18380
S&P Mid-Cap 400 Depository Rec COM              595635103      779     5910 SH       SOLE                     5910
S&P Small-Cap 600 iShares Trus COM              464287804      754    12676 SH       SOLE                    12676
Schlumberger Ltd.              COM              806857108      219     2800 SH       SOLE                     2800
Starbucks Corporation          COM              855244109     6516   438231 SH       SOLE                   438231
Talbots Inc                    COM              874161102      135    10336 SH       SOLE                    10336
Tenet Healthcare Corp          COM              88033G100      203    36658 SH       SOLE                    36658
Vanguard Large Cap ETF         COM              922908637      879    16701 SH       SOLE                    16701
Vanguard Total Stock Mkt ETF   COM              922908769      739    12660 SH       SOLE                    12660
Varian Medical Sys             COM              92220P105     4137    72421 SH       SOLE                    72421
Vodafone Group PLC             COM              3742325         33    14887 SH       SOLE                    14887
Walgreen Co.                   COM              931422109     5292   170940 SH       SOLE                   170940
iShares Russell 2000 Index Fun COM              464287655      455     6685 SH       SOLE                     6685
iShares S&P Global Materials E COM              464288695      245     4548 SH       SOLE                     4548
America Movil - ADR Series L   INTL EQ          02364w105     5972   128819 SH       SOLE                   128819
Luxottica Group SPA - ADR      INTL EQ          55068r202     5061   220152 SH       SOLE                   220152
MSCI Emerging Markets iShares  INTL EQ          464287234      431    12628 SH       SOLE                    12628
MSCI Europe ETF- Vanguard      INTL EQ          922042874      469     8795 SH       SOLE                     8795
Nestle SA ADR                  INTL EQ          641069406     6377   148356 SH       SOLE                   148356
Roche Holdings AG Ltd - Spons  INTL EQ          771195104     5210    66960 SH       SOLE                    66960
Select Emerging Markets ETF- V INTL EQ          922042858      426    12303 SH       SOLE                    12303
Telefonica SA - Spons ADR      INTL EQ          879382208      479     6700 SH       SOLE                     6700
Teva Pharmaceutical            INTL EQ          881624209     7181   156819 SH       SOLE                   156819
iShares MSCI Japan Index Fund  INTL EQ          464286848     5412   507712 SH       SOLE                   507712
iShares TR MSCI EAFE Index Fun INTL EQ          464287465     2389    42440 SH       SOLE                    42440
Eaton Vance Large Cap Value Fu FUND             277905808      307 16517.030SH       SOLE                16517.030
Eaton Vance Large-Cap Value Fu FUND             277905642     1047 56249.567SH       SOLE                56249.567
Eaton Vance Tax Man Em Mkt - I FUND             277907606      539 14478.867SH       SOLE                14478.867
Harbor International Fund      FUND             411511306      978 18696.926SH       SOLE                18696.926
Longleaf Partners Small Cap Fu FUND             543069207      385 18238.664SH       SOLE                18238.664
UMB Scout International Fund   FUND             904199403      960 33493.982SH       SOLE                33493.982